Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of benefit for income taxes
2022
Income tax (benefit)	$(1,156,433)
Non-deductible	353,840
Change in valuation allowance	802,593
Income tax (benefit) per financial statements	$-

Schedule of deferred income tax assets
	December 31, 2022	December 31, 2021
Deferred Tax Assets:
Net operating losses	$4,421,887	$3,619,294
Less valuation allowance	(4,421,887)	(3,619,294)
Total deferred tax assets	$-	$-